Report of Independent Accountants on Applying

Agreed-Upon Procedures

June 6, 2018

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

375 Park Avenue, 2nd Floor

New York, NY 10152

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2018-1745 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to June 11, 2018.

•	The following excel file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:

o	WFCM 2018-1745 - Data Tape 175mm (v10)_sent.xlsx

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

•	The phrase “Cross Collateralization Agreement” refers to the signed cross collateralization agreement and/or any riders thereof.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	2

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.

•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Property Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.

•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Rent Roll” refers to the rent roll document.

•	The phrase “Security Agreement” refers to the signed security agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the loan’s subordinate debt.

•	The phrase “Tenant Lease Agreement” refers to each respective tenant’s signed lease agreement or sub-lease agreement, and/or any riders thereof.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “WF UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

From May 30, 2018 through June 6, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

June 6, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

Commercial Mortgage Pass-Through Certificates, Series 2018-1745

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

Commercial Mortgage Pass-Through Certificates, Series 2018-1745	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Mortgage Loan Originator	Loan Agreement	The lender, as defined on the cover page of the Loan Agreement. For the purposes of this Specified Attribute, the entity name Wells Fargo Bank, National Association was shortened to WFB.	None
2	Mortgage Loan Seller	Loan Agreement	The lender, as defined on the cover page of the Loan Agreement. For the purposes of this Specified Attribute, the entity name Wells Fargo Bank, National Association was shortened to WFB.	None
3	Property Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
4	Property City	Appraisal Report	The city, as stated in the Appraisal Report.	None
5	Property State	Appraisal Report	The state, as stated in the Appraisal Report.	None
6	Property Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
7	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
8	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
9	Year Renovated	Appraisal Report	The year renovated, as stated in the Appraisal Report; or NAP, if the property has not been renovated.	None
10	General Property Type	Appraisal Report	The general property type, as stated in the Appraisal Report.	None
11	Specific Property Type	Appraisal Report	The specific property type, as stated in the Appraisal Report.	None
12	No. of Units	Rent Roll	The rentable area at the property, as stated in the Rent Roll.	None
13	Unit of Measure	Rent Roll	The unit of measure, as stated in the Rent Roll.	None
14	Occupancy %	Calculation; Rent Roll	A computation from the property’s Rent Roll in which the total occupied rentable area was divided by the property’s No. of Units.	0.01%
15	Occupancy % Source Date	Rent Roll	The date of the occupancy information, as stated in the Rent Roll.	None
16	Loan Purpose (Acquisition, Refinance)	Closing Statement	Acquisition or Refinance, as applicable, as stated in the borrower's Closing Statement.	None
17	Borrower Name	Loan Agreement	The borrower, as defined in Section 1.1 of the Loan Agreement.	None
18	Borrower Sponsor	Loan Agreement	The sponsor, as defined in Section 1.1 of the Loan Agreement.	None
19	Recourse Carveout Guarantor	Guaranty Agreement	The guarantor, as defined in the Guaranty Agreement.	None
20	Property Manager	Property Management Agreement	The manager, as defined in the Property Management Agreement.	None
21	Note Date	Promissory Note	The note date, as stated on the cover page of the Promissory Note.	None
22	First Payment Date	Loan Agreement	The first scheduled payment date, as stated in Section 2.4 of the Loan Agreement.	None
23	Maturity Date or Anticipated Repayment Date	Loan Agreement	The maturity date, as stated on the cover page of the Promissory Note.	None
24	Monthly Debt Service Amount	Calculation; Promissory Note	A computation from the Final Data File in which the Original Principal Balance was multiplied by the Mortgage Rate and then multiplied by the Interest Accrual Basis and then divided by 12.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	6

Commercial Mortgage Pass-Through Certificates, Series 2018-1745	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
25	Mortgage Rate	Promissory Note	The note rate, as stated on the cover page of the Promissory Note.	None
26	Certificate Administrator Fee Rate	Fee Schedule	The annual administration fee, as stated in the Fee Schedule.	None
27	Servicing Fee Rate	Fee Schedule	The master servicing fee plus the primary servicing fee, as stated in the Fee Schedule.	None
28	Interest Accrual Basis	Loan Agreement	The interest calculation method, as stated in Section 2.5 of the Loan Agreement.	None
29	Original Principal Balance	Calculation; Loan Agreement	The summation of the original principal balances related to Note A-1, Note A-2, Note A-3 and Note A-4, as stated in Section 1.1 of the Loan Agreement.	None
30	Loan Level Cut-Off Date Balance	Loan Agreement	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Original Principal Balance.	$1.00
31	Property Level Cut-Off Date Balance	Loan Agreement	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Original Principal Balance.	$1.00
32	Balloon Payment	Loan Agreement	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Original Principal Balance.	$1.00
33	Prepayment Restriction Code	Calculation; Loan Agreement	A computation from the Loan Agreement in which the number of monthly payments during each segment of the lockout period, fixed prepayment premium period, yield maintenance period, defeasance period and window period, as applicable, were counted.	None
34	Amortization Term (Original)	Loan Agreement	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we displayed IO.	None
35	Amortization Term (Remaining)	Loan Agreement	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we displayed IO.	None
36	Loan Term (Original)	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date and Maturity Date or Anticipated Repayment Date were counted.	None
37	Loan Term (Remaining)	Calculation	A computation from the Final Data File in which the Seasoning was deducted from the Loan Term (Original).	None
38	IO Period	Loan Agreement	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Loan Term (Original).	None
39	Seasoning	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the First Payment Date, through and including, the Cut-off Date were counted.	None
40	Loan Amortization Type	Loan Agreement	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we displayed Interest-only, Balloon.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

Commercial Mortgage Pass-Through Certificates, Series 2018-1745	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
41	ARD Loan (Y/N)	Loan Agreement	Y or N, as applicable, if the loan provides for an anticipated repayment date after which the Mortgage Rate increases and other loan terms change when the balloon amount is not repaid, as stated in the Loan Agreement.	None
42	As-Is Appraisal Valuation Date	Appraisal Report	The valuation date associated with the As-Is Appraised Value, as stated in the Appraisal Report.	None
43	As-Is Appraised Value	Appraisal Report	The as-is market value of the property, as stated in the Appraisal Report. For avoidance of doubt, we were instructed by the Company to utilize the market value with reserves for purposes of this Specified Attribute.	None
44	LTV Adjusted (Y/N)	Calculation	Y, if LTV Adjustment Amount is greater than 0, otherwise, N.	None
45	Cut-Off Date LTV Ratio	Calculation	A computation from the Final Data File in which the Total Pari Passu Cut-Off Date Principal Balance was divided by the As-Is Appraised Value.	0.01%
46	LTV Ratio at Maturity or ARD	Calculation	According to Section 2.4 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Cut-Off Date LTV Ratio.	0.01%
47	UW NCF DSCR	Calculation	A computation from the Final Data File in which the U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the Total Pari Passu Cut-Off Date Principal Balance by the Interest Calculation and then multiplying by the Mortgage Rate.	0.01x
48	Cut-Off Date UW NOI Debt Yield	Calculation	A computation from the Final Data File in which the U/W NOI was divided by the Total Pari Passu Cut-Off Date Principal Balance.	0.01%
49	Cut-Off Date UW NCF Debt Yield	Calculation	A computation from the Final Data File in which the U/W NCF was divided by the Total Pari Passu Cut-Off Date Principal Balance.	0.01%
50	UW DSCRs Adjusted (Y/N)	Calculation	Y, if UW DSCR Adjustment Amount is greater than 0, otherwise, N.	None
51	UW DYs Adjusted (Y/N)	Calculation	Y, if UW DY Adjustment Amount is greater than 0, otherwise, N.	None
52	UW NOI	WF UW Schedule	The net operating income, as stated in the issuer underwriting column of the Wells Fargo Underwriting Schedule.	$1.00
53	UW NCF	WF UW Schedule	The net cash flow, as stated in the issuer underwriting column of the Wells Fargo Underwriting Schedule.	$1.00
54	Most Recent NOI	WF UW Schedule	No historical data provided in the Wells Fargo Underwriting Schedule. For the purposes of this Specified Attribute, we displayed NAP.	$1.00
55	Loan Cross Portfolio Name	Cross Collateralization Agreement	No Cross Collateralization Agreement was provided in the Loan File. For the purposes of this Specified Attribute, we displayed NAP.	None
56	Affiliated Sponsor (Y/N)	Loan Agreement	Only one loan will be contributed to the Transaction. For purposes of this Specified Attribute, we displayed N.	None
57	Lien Position	Security Agreement	The priority of repayment, as stated in Section 3.11 of the Security Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

Commercial Mortgage Pass-Through Certificates, Series 2018-1745	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
58	Title Vesting (Fee/Leasehold/Both)	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
59	Ground Lease Initial Expiration Date	Ground Lease	The ground lease initial expiration date, as stated in the Ground Lease.	None
60	Type of Lockbox	Loan Agreement	The type of lockbox and type of cash management, as stated in Sections 10.1 and 10.2 of the Loan Agreement.	None
61	Engineering Escrow/Deferred Maintenance	Loan Agreement	No engineering or deferred maintenance escrows were required in the Loan Agreement. For the purposes of this Specified Attribute, we displayed 0.	$1.00
62	Environmental Escrow	Loan Agreement	No environmental escrows were required in the Loan Agreement. For the purposes of this Specified Attribute, we displayed 0.	$1.00
63	Springing Environmental Escrow Description	Loan Agreement	No environmental escrows were required in the Loan Agreement. For the purposes of this Specified Attribute, we displayed NAP.	None
64	Tax Escrow (Initial)	Loan Agreement	The upfront property tax reserve amount, as stated in Section 20.2 of the Loan Agreement.	$1.00
65	Tax Escrow (Monthly)	Loan Agreement	The monthly property tax reserve amount, as stated in Section 20.2 of the Loan Agreement.	$1.00
66	Springing Tax Escrow Description	Loan Agreement	The description of the springing monthly property tax reserve, as stated in Section 20.2 of the Loan Agreement.	None
67	Insurance Escrow (Initial)	Loan Agreement	The upfront insurance reserve amount, as stated in Section 20.2 of the Loan Agreement.	$1.00
68	Insurance Escrow (Monthly)	Loan Agreement	The monthly insurance reserve amount, as stated in Section 20.2 of the Loan Agreement.	$1.00
69	Springing Insurance Escrow Description	Loan Agreement	The description of the springing monthly insurance reserve, as stated in Section 20.2 of the Loan Agreement.	None
70	Replacement Reserve (Initial)	Loan Agreement	The upfront replacement reserve amount, as stated in Section 20.3 of the Loan Agreement.	$1.00
71	Replacement Reserve (Monthly)	Loan Agreement	The monthly replacement reserve amount, as stated in Section 20.3 of the Loan Agreement.	$1.00
72	Springing Replacement Reserve Description	Loan Agreement	The description of the springing monthly replacement reserve, as stated in Section 20.3 of the Loan Agreement.	None
73	TI/LC Reserve (Initial)	Loan Agreement	The upfront TI/LC reserve amount, as stated in Section 20.6 of the Loan Agreement.	$1.00
74	TI/LC Reserve (Monthly)	Loan Agreement	The monthly rollover reserve amount, as stated in Section 20.4 of the Loan Agreement.	$1.00
75	Springing TI/LC Reserve Description	Loan Agreement	The description of the springing monthly rollover reserve, as stated in Section 20.4 of the Loan Agreement.	None
76	Other Escrow I Reserve Description	Loan Agreement	The description of the first other reserve, as stated in Article 20 of the Loan Agreement.	None
77	Other Escrow I (Initial)	Loan Agreement	The upfront reserve amount associated with the first other reserve, as stated in Article 20 of the Loan Agreement.	$1.00
78	Other Escrow I (Monthly)	Loan Agreement	The monthly reserve amount associated with the first other reserve, as stated in Article 20 of the Loan Agreement.	$1.00
79	Springing Other Escrow I Reserve Description	Loan Agreement	The description of the springing first other reserve, as stated in Article 20 of the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	9

Commercial Mortgage Pass-Through Certificates, Series 2018-1745	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
80	Other Escrow II Reserve Description	Loan Agreement	The description of the second other reserve, as stated in Article 20 of the Loan Agreement.	None
81	Other Escrow II (Initial)	Loan Agreement	The upfront reserve amount associated with the second other reserve, as stated in Article 20 of the Loan Agreement.	$1.00
82	Other Escrow II (Monthly)	Loan Agreement	The monthly reserve amount associated with the second other reserve, as stated in Article 20 of the Loan Agreement.	$1.00
83	Springing Other Escrow II Reserve Description	Loan Agreement	The description of the springing second other reserve, as stated in Article 20 of the Loan Agreement.	None
84	Pari Passu Debt (Y/N)	Promissory Note	Y or N, as applicable, if the loan is pari passu to other debt, as stated in the Promissory Note.	None
85	Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement	The loan amount, as stated in Section 1.1 of the Loan Agreement.	None
86	Trust Component % of Pari Passu	Calculation	A computation from the Final Data File in which the Loan Level Cut-Off Date Balance was divided by the Total Pari Passu Cut-Off Date Principal Balance.	None
87	Existing Subordinate Secured Debt (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attributed, we displayed N.	None
88	Sub Sec Debt Description	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
89	Sub Sec Debt Original Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
90	Sub Sec Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
91	Existing Mezzanine Debt (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed N.	None
92	Mezzanine Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
93	Existing Unsecured Debt (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
94	Unsecured Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
95	Future Secured Debt Permitted (Y/N)	Loan Agreement	Y or N, as applicable, if future secured debt is permitted, as stated in Section 5.15 of the Loan Agreement.	None
96	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement	Y or N, as applicable, if future mezzanine debt is permitted, as stated in Section 5.15 of the Loan Agreement.	None
97	Future Unsecured Debt Permitted (Y/N)	Loan Agreement	Y or N, as applicable, if future unsecured debt is permitted, as stated in Section 5.15 of the Loan Agreement.	None
98	Seismic PML %	Engineering Report	According to the Engineering Report, the property is located in seismic zone 2A with low to moderate probability of damaging ground motion. For purposes of this Specified Attributed, we displayed NAP.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	10

Commercial Mortgage Pass-Through Certificates, Series 2018-1745	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
99	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Engineering Report	According to the Engineering Report, the property is located in seismic zone 2A with low to moderate probability of damaging ground motion. For purposes of this Specified Attributed, we displayed NAP.	None
100	Single-Tenant (Y/N)	Rent Roll	Y or N, as applicable, if only one tenant leased the entire property, as stated on the Rent Roll.	None
101	Largest Tenant Name	Rent Roll	The entity name associated with the tenant leasing the largest rentable area, as stated in the Rent Roll.	None
102	Largest Tenant SqFt	Rent Roll	The square footage of the lease associated with the Largest Tenant Name, as stated in the Rent Roll.	None
103	Largest Tenant Exp. Date	Rent Roll	The expiration date of the lease associated with the Largest Tenant Name, as stated in the Rent Roll.	None
104	2nd Largest Tenant Name	Tenant Lease Agreement	The entity name associated with the tenant leasing the second largest rentable area, as stated in the Tenant Lease Agreement.	None
105	2nd Largest Tenant SqFt	Rent Roll	The square footage of the lease associated with the 2nd Largest Tenant Name, as stated in the Rent Roll.	None
106	2nd Largest Tenant Exp. Date	Rent Roll	The expiration date of the lease associated with the 2nd Largest Tenant Name, as stated in the Rent Roll.	None
107	3rd Largest Tenant Name	Rent Roll	The entity name associated with the tenant leasing the third largest rentable area, as stated in the Rent Roll.	None
108	3rd Largest Tenant SqFt	Rent Roll	The square footage of the lease associated with the 3rd Largest Tenant Name, as stated in the Rent Roll.	None
109	3rd Largest Tenant Exp. Date	Rent Roll	The expiration date of the lease associated with the 3rd Largest Tenant Name, as stated in the Rent Roll.	None
110	4th Largest Tenant Name	Rent Roll	There were only three tenants included in the Rent Roll. For purposes of this Specified Attribute, we displayed NAP.	None
111	4th Largest Tenant SqFt	Rent Roll	There were only three tenants included in the Rent Roll. For purposes of this Specified Attribute, we displayed NAP.	None
112	4th Largest Tenant Exp. Date	Rent Roll	There were only three tenants included in the Rent Roll. For purposes of this Specified Attribute, we displayed NAP.	None
113	5th Largest Tenant Name	Rent Roll	There were only three tenants included in the Rent Roll. For purposes of this Specified Attribute, we displayed NAP.	None
114	5th Largest Tenant SqFt	Rent Roll	There were only three tenants included in the Rent Roll. For purposes of this Specified Attribute, we displayed NAP.	None
115	5th Largest Tenant Exp. Date	Rent Roll	There were only three tenants included in the Rent Roll. For purposes of this Specified Attribute, we displayed NAP.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	11

Commercial Mortgage Pass-Through Certificates, Series 2018-1745	EXHIBIT B
Specified Attributes Provided by the Company

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan Number
2	Securitization Control Number
3	Property Name
4	CREFC Fee Rate
5	LTV Adjustment Amount
6	UW DSCR Adjustment Amount
7	UW DY Adjustment Amount

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	12